SUPPLEMENTARY CASH FLOW INFORMATION (Details 1) - USD ($)	6 Months Ended
	Jun. 30, 2021	Jun. 30, 2020
Interest paid	$ 60,000	$ 198,000
Taxes paid	192,000	292,000
Equipment acquired under finance leases and equipment loans	$ 0	$ 0